September 15, 2015

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180, 333-52114, 333-120399 and 333-138540
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual and semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual and semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AB Variable Products Series Fund, Inc.	0000825316	August 21, 2015
AIM Growth Series (Invesco Growth Series)	0000202032	September 8, 2015
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 25, 2015
The Alger Portfolios	0000832566	August 28, 2015
ALPS Variable Investment Trust	0001382990	August 28, 2015
American Century International Bond Funds	0000880268	August 27, 2015
American Century Variable Portfolios, Inc.	0000814680	August 24, 2015
American Century Variable Portfolios II, Inc.	0001124155	August 24, 2015
American Funds Insurance Series	0000729528	August 31, 2015
BlackRock Variable Series Funds, Inc.	0000355916	August 25, 2015

Securities and Exchange Commission
September 15, 2015
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Deutsche Variable Series I	0000764797	August 24, 2015
Deutsche Variable Series II	0000810573	August 24, 2015
Direxion Insurance Trust	0001102060	August 31, 2015
Dreyfus Appreciation Fund, Inc.	0000318478	August 28, 2015
Dreyfus Investment Portfolios	0001056707	August 13, 2015
Dreyfus Stock Index Fund, Inc.	0000846800	August 13, 2015
Dreyfus Variable Investment Fund	0000813383	August 13, 2015
Eaton Vance Variable Trust	0001121746	August 26, 2015
Federated Insurance Series	0000912577	August 25, 2015
Fidelity Contrafund	0000024238	August 26, 2015
Franklin Templeton Variable Insurance Products Trust	0000837274	August 28, 2015
Goldman Sachs Variable Insurance Trust	0001046292	August 28, 2015
Guggenheim Variable Funds Trust	0000217087	September 9, 2015
Ivy Funds Variable Insurance Portfolios	0000810016	September 8, 2015
Janus Aspen Series	0000906185	August 28, 2015
Janus Investment Fund	0000277751	August 28, 2015
JPMorgan Insurance Trust	0000909221	August 21, 2015
Legg Mason Partners Variable Equity Trust	0001176343	August 21, 2015
Legg Mason Partners Variable Income Trust	0000874835	August 21, 2015
Lord Abbett Series Fund, Inc.	0000855396	August 19, 2015
MFS® Variable Insurance Trust	0000918571	August 27, 2015
MFS® Variable Insurance Trust II	0000719269	August 27, 2015
Neuberger Berman Advisers Management Trust	0000736913	August 31, 2015
Northern Lights Variable Trust	0001352621	September 3, 2015 September 8, 2015
Oppenheimer Variable Account Funds	0000752737	August 26, 2015
PIMCO Variable Insurance Trust	0001047304	August 28, 2015
Pioneer Variable Contracts Trust	0000930709	August 28, 2015
Putnam Variable Trust	0000822671	August 28, 2015
Royce Capital Fund	0001006387	August 28, 2015
Royce Fund	0000709364	August 28, 2015
RS Investment Trust	0000814232	September 4, 2015
Rydex Series Funds	0000899148	September 9, 2015

Securities and Exchange Commission
September 15, 2015
Page three

Underlying Management Investment Company	CIK Number	Date(s) Filed
Rydex Variable Trust	0001064046	September 9, 2015
SEI Insurance Products Trust	0001580641	August 28, 2015
T. Rowe Price Capital Appreciation Fund	0000793347	August 24, 2015
T. Rowe Price Equity Series, Inc.	0000918294	August 24, 2015
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 24, 2015
T. Rowe Price Growth Stock Fund, Inc.	0000080257	August 24, 2015
Third Avenue Variable Series Trust	0001089107	August 14, 2015
Transparent Value Trust	0001465886	September 4, 2015
The Universal Institutional Funds, Inc.	0001011378	September 2, 2015
Van Eck VIP Trust	0000811976	September 4, 2015
Variable Insurance Products Fund	0000356494	August 24, 2015
Variable Insurance Products Fund II	0000831016	August 24, 2015
Variable Insurance Products Fund IV	0000720318	August 24, 2015
Variable Insurance Products Fund V	0000823535	August 28, 2015
Variable Insurance Products III	0000927384	August 24, 2015
Virtus Variable Insurance Trust	0000792359	September 4, 2015
Voya Investors Trust	0000837276	September 4, 2015
Voya Variable Products Trust	0000916403	September 4, 2015
Wells Fargo Variable Trust	0001081402	August 25, 2015

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company